Restricted Net Assets - (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2022 CNY (¥)
Restricted Net Assets
Annual appropriation to reserve percent	10.00%
Percentage of capital	50.00%
Restricted assets	¥ 129.7